SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 251,110	$ 251,110
Less: Accumulated depreciation	230,789	217,448
Property plant and equipment, net	20,321	33,662
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	125,546	125,546
Less: Accumulated depreciation	121,869	107,977
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	26,339	26,339
Less: Accumulated depreciation	19,396	24,446
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	62,721	62,721
Less: Accumulated depreciation	62,721	62,721
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	23,004	23,004
Less: Accumulated depreciation	19,897	19,897
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	13,500	13,500
Less: Accumulated depreciation	$ 6,906	$ 2,407